DEBT - Cequel Credit Facilities (Details) - USD ($)			3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 15, 2017	Oct. 12, 2012	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount		$ 480,000,000
Principal Amount			$ 5,733,013,000			$ 4,693,675,000
Credit facility			5,690,002,000			4,643,523,000	$ 3,444,790,000
Redemption of debt amount			1,057,019,000	$ 0		1,729,400,000	0
Loss on extinguishment of debt and write-off of deferred financing costs	$ 18,976,000		4,705,000	$ 0		600,240,000	127,649,000
Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate		2.50%
Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.50%
Senior Notes
Line of Credit Facility [Line Items]
Principal Amount			16,239,245,000			16,289,245,000
Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate					3.25%
Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate					2.25%
Cequel Term Loan Facility | Term Loan
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount	1,265,000,000					1,265,000,000
Principal Amount			1,255,513,000			1,258,675,000
Line of credit facility, increase in borrowing capacity	450,000,000
Credit facility	812,963,000		1,247,318,000			$ 1,250,217,000	812,903,000
Loss on extinguishment of debt and write-off of deferred financing costs	28,684,000
Line of credit facility periodic payment, percentage of principal						0.25%
Line of credit facility, periodic payment amount						$ 3,163,000
Cequel Term Loan Facility | Term Loan | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate						1.25%
Cequel Term Loan Facility | Term Loan | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate						2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, aggregate principal amount						$ 350,000,000
Principal Amount			0			0
Credit facility			0			$ 0	$ 0
Cequel Revolving Credit Facility | Revolving Credit Facility | Alternate Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate						2.25%
Cequel Revolving Credit Facility | Revolving Credit Facility | Eurodollar
Line of Credit Facility [Line Items]
Basis spread on variable rate						3.25%
6.375% Senior Notes due September 15, 2020 | Senior Notes
Line of Credit Facility [Line Items]
Principal Amount			$ 1,050,000,000			$ 1,050,000,000
Redemption of debt amount	$ 450,000,000
Stated interest rate	6.375%		6.375%			6.375%
Cequel Credit Facilities
Line of Credit Facility [Line Items]
Percentage of proceeds from asset sales required to pay down term loans						100.00%
Percentage of excess cash flow required when minimum leverage ratio is not met						50.00%
Percentage of excess cash flow required to pay down term loans when minimum leverage ratio is fulfilled						0.00%
Minimum debt leverage ratio required for zero percent of excess cash flow obligation to prepay debt						4.5
Leverage maintenance covenant						5.0